NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
NON-CONTROLLING INTERESTS

9. NON-CONTROLLING INTERESTS

Brookfield Renewable’s non-controlling interests are comprised of the following:

Jun 30		Dec 31
(MILLIONS)	2018	2017
Participating non-controlling interests - in operating subsidiaries	$6,140	$6,298
General partnership interest in a holding subsidiary held by Brookfield	53	58
Participating non-controlling interests - in a holding subsidiary -
Redeemable/Exchangeable units held by Brookfield	2,609	2,843
Preferred equity	589	616
	$9,391	$9,815

Participating non-controlling interests – in operating subsidiaries

The net change in participating non-controlling interests – in operating subsidiaries is as follows:

						Isagen
	Brookfield				Isagen	public
	Americas	Brookfield	Brookfield	The	institu-	non-con
Infrastructure		Infrastructure	Infrastructure	Catalyst	tional	-trolling
(MILLIONS)	Fund	Fund II	Fund III	Group	investors	interests	Other	Total
As at December 31, 2017	$850	$1,682	$1,852	$134	$1,701	$9	$70	$6,298
Net income (loss)	3	(4)	11	11	66	-	-	87
OCI	(14)	(58)	29	-	37	-	58	52
Capital contributions	-	-	4	-	-	-	-	4
Acquisition	-	-	-	-	-	-	21	21
Distributions	(7)	(49)	(199)	(6)	(94)	-	(2)	(357)
Other	-	1	(4)	-	-	-	38	35
As at June 30, 2018	$832	$1,572	$1,693	$139	$1,710	$9	$185	$6,140
Interests held by third parties	75-80%	50-60%	23-71%	25%	53%	0.5%	21-50%

General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield

Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP Unit distributions exceed $0.375 per LP Unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP Unit distributions exceed $0.4225 per LP Unit, the incentive distribution is equal to 25% of distributions above this threshold.

As at June 30, 2018, general partnership units, and Redeemable/Exchangeable partnership units outstanding were 2,651,506 (December 31, 2017: 2,651,506) and 129,658,623 (December 31, 2017: 129,658,623), respectively.

Distributions

The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
General partnership interest in a holding
subsidiary held by Brookfield	$2	$1	$3	$2
Incentive distribution	9	7	20	15
	$11	$8	$23	$17

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$64	$61	$128	$123
	$75	$69	$151	$140

Preferred equity

Brookfield Renewable’s preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

			Earliest	Dividends declared
		Cumulative	permitted	for the six months ended
(MILLIONS EXCEPT	Shares	dividend	redemption	June 30		Jun 30	Dec 31
AS NOTED)	outstanding	rate (%)	date	2018	2017	2018	2017
Series 1 (C$136)	5.45	3.36	Apr 2020	$2	$2	$103	$108
Series 2 (C$113)(1)	4.51	3.63	Apr 2020	2	1	86	90
Series 3 (C$249)	9.96	4.40	Jul 2019	4	4	189	197
Series 5 (C$103)	4.11	5.00	Apr 2018	2	2	78	82
Series 6 (C$175)	7.00	5.00	Jul 2018	3	3	133	139
	31.03			$13	$12	$589	$616

Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2018, none of the issued Class A Preference Shares have been redeemed by BRP Equity.

Class A Preference Shares – Normal Course Issuer Bid

In June 2018, the TSX accepted notice of BRP Equity’s intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to June 26, 2019, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable.